Fair value measurements	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Fair value measurements
29.	Fair value measurements

Fair value reflects the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the assets or liabilities.

The Group applies a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. This guidance specifies a hierarchy of valuation techniques, which is based on whether the inputs into the valuation technique are observable or unobservable. The hierarchy is as follows:

Level 1—Valuation techniques in which all significant inputs are unadjusted quoted prices from active markets for assets or liabilities that are identical to the assets or liabilities being measured.

Level 2—Valuation techniques in which significant inputs include quoted prices from active markets for assets or liabilities that are similar to the assets or liabilities being measured and/or quoted prices for assets or liabilities that are identical or similar to the assets or liabilities being measured from markets that are not active. Also, model-derived valuations in which all significant inputs and significant value drivers are observable in active markets are Level 2 valuation techniques.

Level 3—Valuation techniques in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are valuation technique inputs that reflect the Group’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

The fair value guidance describes three main approaches to measure the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group will measure fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates.

The Group did not have any other financial instruments that were required to be measured at fair value on a recurring basis as of December 31, 2018 except for short-term investments and equity investment with readily determinable fair values.

The following table summarizes the Company’s assets that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy as of December 31, 2017 and December 31, 2018:

	As of December 31, 2017
	Level 1	Level 2	Level 3	Total

Assets
Short-term investments	29,570	94,980	-	124,550
Equity investment with readily determinable fair values	138,251	-	-	138,251
Available-for-sale debt securities	-	-	1,961	1,961
	167,821	94,980	1,961	264,762

	As of December 31, 2018
	Level 1	Level 2	Level 3	Total

Assets
Short-term investments (i)	78,605	900,448	-	979,053
Equity investment with readily determinable fair values (ii)	238,915	-	-	238,915
	317,520	900,448	-	1,217,968
Liabilities
Derivative liabilities (iii)	-	-	-	-

(i)
Short-term investments represented the investments issued by commercial banks or other financial institutions with a variable interest rate indexed to the performance of underlying assets within one year. For the instruments whose fair value is provided by banks at the end of each period, the Company classifies the valuation techniques that use these inputs as Level 1 of fair value measurements. For the instruments whose fair value is estimated based on quoted prices of similar products provided by banks at the end of each period, the Company classifies the valuation techniques that use these inputs as Level 2 of fair value measurements.

(ii)
Equity investments with readily determinable fair values are valued using the market approach based on the quoted prices in active markets at the reporting date. The Group classifies the valuation techniques that use these inputs as Level 1 of fair value measurements.

(iii)
The Company has determined that conversion feature embedded in the Huya’s Series B-2 Preferred Shares is required to be bifurcated and accounted for as a derivative liability which would be measured at fair value (Note 24). Upon the completion of Huya’s IPO, the derivative liabilities were derecognized and the balance was transferred to additional paid-in capital accordingly.

The following table presents the changes in Level 3 liabilities for the year ended December 31, 2018.

	Conversion feature embedded in Series A Preferred Shares	Conversion feature embedded in Series B-2 Preferred Shares	Total
	RMB	RMB	RMB

Balance as of January 1, 2018	-	-	-
Initial recognition upon the extinguishment of Huya’s Series A Preferred Shares and the issuance of Huya’s Series B-2 Preferred Shares as of March 8, 2018	572,237	320,097	892,334
Fair value loss on derivative liabilities	628,298	1,656,925	2,285,223
Foreign exchange	4,573	6,697	11,270
Derecognition of derivative liabilities upon the completion of Huya’s IPO	(1,205,108)	(1,983,719)	(3,188,827)
Balance as of December 31, 2018	-	-	-

In determining the fair value of these preferred shares, the Group has adopted the equity allocation model. For purposes of determining the conversion features of Huya’s Pre-IPO Preferred Shares as of March 8, 2018 and May 10, 2018, the Company has re-performed the equity allocation model for Huya’s Pre-IPO Preferred Shares in scenarios assuming the conversion feature is removed, the difference between the with embedded conversion features scenario and the without embedded conversion features scenario is considered to be value of the conversion features of Huya’s Pre-IPO Preferred Shares. The Company assumed Huya’s Pre-IPO Preferred Shares would not be converted to common shares in neither the IPO scenario, the liquidation scenario nor the redemption scenario. Such approach involves certain significant estimates which are as follows:

Valuation Date	March 8, 2018	May 10, 2018

Volatility	50%	50%
Risk-free rate (3 months)	1.66%	1.58%
Risk-free rate (4 years)	2.52%	2.46%
Dividend yield	0%	0%

Fair value measurement on a non-recurring basis

The Company measures investments without readily determinable fair value on a nonrecurring basis when impairment charges and fair value change due to observable price change are recognized. These nonrecurring fair value measurements use significant unobservable inputs (Level 3). The Company uses a combination of valuation methodologies, including market and income approaches based on the Company’s best estimate to determine the fair value of these investments. An observable price change is usually resulting from new rounds of financing of the investees. The Company determines whether the securities offered in new rounds of financing are similar to the equity securities held by the Company by comparing the rights and obligations of the secutiries. When the securities offered in new rounds of financing are determined to be similar to the securities beld by the Company, the Company adjusts the observable price of the similar security to determine the amount that should be recorded as an adjustment in the carrying value of the security to reflect the current fair value of the security held by the Company by using the back-solve method based on the equity allocation model with adoption of some key parameters such as risk-free rate and equity volatility. Inputs used in these methodologies primarily include discount rate, the selection of comparable companies operating in similar businesses and etc. In 2018, fair value gain of RMB
1
,803,081
due to the observable price change of the investment without readily determinable fair value, was recognized in gain on fair value changes of investments.

Apart from the short-term investments, equity investment measured at fair value through earnings and derivative liabilities, the Company’s other financial instruments principally consist of cash and cash equivalent, short-term deposits, long-term deposits, accounts receivable, financing receivables, other receivables, amounts due to/from related parties, accounts payable, certain accrued expenses and convertible bonds. The recorded values of cash, short-term deposits, long-term deposits, accounts receivable, financing receivables, other receivables, amounts due to/from related parties, accounts payable, certain accrued expenses and convertible bonds are recorded at cost which approximates fair value. The fair value of convertible bonds is within Level 2 of the fair value hierarchy.